Share-based payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payment
Schedule of fair value of the RSUs granted

(in U.S dollars)	2022	2023	2024
Range of fair value of the RSUs granted during the year	2.47-3.82	2.39-2.86	2.05-2.83

Schedule of number of share options, RSUs and warrants granted

	2023	2024
	Warrants Share options	Warrants Share options
	and RSU’s	and RSU’s
Outstanding of January 1	62,162,638	52,335,673
Granted during the year	6,108,000	5,817,136
Exercised and vested during the year	(11,817,807)	(6,562,479)
Forfeited or expired during the year	(4,117,158)	(3,255,474)
Outstanding of December 31	52,335,673	48,334,856
Exercisable as of December 31	30,650,839	36,238,887